Fully-Benefit Responsive Investment Contracts	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract	Fully Benefit-Responsive Investment Contracts
The Master Trust holds a portfolio of synthetic investment contracts, the Capital Preservation Fund. A synthetic investment contract is an agreement under which debt obligations (such as fixed-income asset-backed and mortgage-backed securities) are purchased and then a contract is entered into with a financial institution to provide for liquidity and an adjustable rate of return thereon (a “Wrapper”), which, when taken together with the underlying securities, generally results in a guaranteed return of principal and accrued interest. These contracts met the fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by the participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. Total synthetic contracts as of December 31, 2025 and 2024 totaled $384.6 million and $384.7 million, respectively, of which the Plan holds $16.7 million and $16.0 million, respectively.

The key difference between a synthetic investment contract and a traditional investment contract is that the Master Trust owns the underlying assets of the synthetic investment contract. A synthetic investment contract includes a wrapper contract, which is an agreement for the wrap issuer, such as a bank or insurance company, to make payments to the Master Trust in certain circumstances. The wrapper contract typically includes certain conditions and limitations on the underlying assets owned by the Master Trust. With traditional investment contracts, the Master Trust owns only the contract itself. Synthetic and traditional investment contracts are designed to accrue interest based on crediting rates established by the contract issuers.
The synthetic investment contracts held by the Master Trust are designed to pay all participant-initiated transactions at contract value. However, certain events might limit the ability of the Master Trust to transact at contract value with the contract issuer. These events may be different under each contract. Examples of such events include the following:

1.The Plan's failure to qualify under Section 401(a) of the IRC or the failure of the trust to be tax-exempt under section 501(a) of the IRC;
2.Premature termination of the contracts;
3.Plan termination or merger;
4.Changes to the Plan's prohibition on competing investment option;
5.Bankruptcy of the Plan sponsor or other plan sponsor events that significantly affect the Plan's normal operations.

No events are probable of occurring that might limit the ability of the Master Trust to transact at contract value with the contract issuers and that also would limit the ability of the Master Trust to transact at contract value with the participants.

In addition, certain events allow the issuer to terminate the contracts with the Master Trust and settle an amount different from contract value. Those events may be different under each contract. Examples of such events include:

1.An uncured violation of the Plan's investment guidelines;
2.A breach of material obligation under the contract;
3.A material misrepresentation;
4.A material amendment to the agreements without the consent of the issuer.